Income Taxes (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) tax_issue jurisdiction	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Income Taxes [Line Items]
Income before income taxes, income from domestic operations amount	$ 8,271	$ 8,894	$ 7,651
Income before income taxes, income from foreign operations amount	11,380	8,365	8,248
Research tax credit from retroactive extension of prior period tax law			189
Cumulative amount of foreign subsidiaries earnings upon which U.S. income taxes have not been provided	58,300
Prepaid cost sharing	3,468	0
Foreign earnings	(3,468)	0
Net tax credit carryforwards	1,044
Total unrecognized tax benefits	4,167	3,294	2,502	$ 1,907
Total unrecognized tax benefits that, if recognized, would affect our effective tax rate	3,614	2,909	$ 2,309
Uncertain tax positions, accrued interest and penalties	$ 348	$ 239
Number of tax jurisdictions | jurisdiction	2
IRS
Income Taxes [Line Items]
Net operating loss carryforwards	$ 482
Tax issues planned to be litigated in court | tax_issue	1
State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 443
Foreign Tax Authority
Income Taxes [Line Items]
Net operating loss carryforwards	263
Net tax credit carryforwards	$ 223